T. ROWE PRICE International Equity Index Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  26,653 423
Total Argentina (Cost $448) 423
AUSTRALIA 7.1%
Common Stocks 7.1%
Ampol  13,036 286
ANZ Group Holdings  173,579 3,302
APA Group  72,222 374
Aristocrat Leisure  33,105 1,179
ASX  10,667 455
Aurizon Holdings  101,722 248
BHP Group  295,175 8,199
BlueScope Steel  24,959 362
Brambles  79,331 809
CAR Group  19,719 451
Cochlear  3,739 845
Coles Group  76,398 905
Commonwealth Bank of Australia  98,082 8,838
Computershare  30,499 550
CSL  27,990 5,681
Dexus  58,627 270
Endeavour Group  84,617 304
Fortescue  97,401 1,212
Goodman Group  98,475 2,273
GPT Group  104,484 318
Insurance Australia Group  136,204 659
James Hardie Industries, CDI (1) 25,161 904
Lottery Corp  125,338 408
Macquarie Group  21,097 2,904
Medibank  151,002 393
Mineral Resources  9,937 355
Mirvac Group  215,318 303
National Australia Bank  180,186 4,551
Northern Star Resources  63,519 590
Orica  25,592 301
Origin Energy  95,200 653
Pilbara Minerals  160,979 311
Pro Medicus  3,783 357

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Qantas Airways (1) 45,157 191
QBE Insurance Group  85,500 1,009
Ramsay Health Care  9,775 298
REA Group  2,814 378
Reece  11,468 208
Rio Tinto  21,364 1,642
Santos  185,764 968
Scentre Group  287,171 655
SEEK  19,470 282
Seven Group Holdings  11,054 284
Sonic Healthcare  24,936 452
South32  257,356 516
Stockland  134,314 406
Suncorp Group  72,451 843
Telstra Group  223,389 577
Transurban Group  177,422 1,514
Treasury Wine Estates  45,394 367
Vicinity  214,541 298
Washington H. Soul Pattinson  12,789 298
Wesfarmers  65,477 3,160
Westpac Banking  202,168 3,951
WiseTech Global  9,213 577
Woodside Energy Group  109,344 1,983
Woolworths Group  70,183 1,584
Xero (1) 7,981 727
Total Australia (Cost $57,051) 72,718
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  19,675 1,023
OMV  8,291 347
Verbund  3,703 297
voestalpine  5,755 148
Total Austria (Cost $1,586) 1,815
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  9,008 430
Anheuser-Busch InBev  52,767 3,133
Argenx (1) 3,397 1,737
D'ieteren Group  1,192 274

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Elia Group  1,492 155
Groupe Bruxelles Lambert  4,932 368
KBC Group  14,344 1,109
Lotus Bakeries  23 250
Sofina  764 181
Syensqo  4,061 359
UCB (2) 7,232 1,208
Umicore (2) 11,590 159
Warehouses De Pauw  9,218 250
Total Belgium (Cost $7,334) 9,613
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  21,771 567
Total Chile (Cost $277) 567
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1) 2,800 177
Total China (Cost $292) 177
DENMARK 3.6%
Common Stocks 3.6%
AP Moller - Maersk, Class A  162 263
AP Moller - Maersk, Class B  264 437
Carlsberg, Class B  5,619 679
Coloplast, Class B (2) 7,174 933
Danske Bank  39,521 1,209
Demant (1) 5,578 214
DSV (2) 10,041 1,842
Genmab (1) 3,788 1,070
Novo Nordisk, Class B  190,682 25,264
Novonesis, Class B  21,418 1,363
Orsted (1) 10,764 642
Pandora  4,825 756
ROCKWOOL, Class B  474 209
Tryg  19,181 420
Vestas Wind Systems (1) 58,077 1,437
Total Denmark (Cost $14,143) 36,738

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,351 129
Total Egypt (Cost $189) 129
EUROPE/FAR EAST 0.8%
Equity Mutual Funds 0.8%
iShares Core MSCI EAFE, ETF (USD)  106,589 7,971
Total Europe/Far East (Cost $7,359) 7,971
FINLAND 0.9%
Common Stocks 0.9%
Elisa  7,970 371
Fortum  24,508 377
Kesko, Class B  15,144 274
Kone, Class B  19,465 994
Metso  37,431 380
Neste  23,417 473
Nokia  309,466 1,216
Nordea Bank  182,972 2,141
Orion, Class B  5,486 252
Sampo, Class A  25,871 1,134
Stora Enso, Class R  31,988 400
UPM-Kymmene  30,594 1,012
Wartsila  28,036 579
Total Finland (Cost $9,673) 9,603
FRANCE 10.8%
Common Stocks 10.8%
Accor  10,309 397
Aeroports de Paris  1,856 244
Air Liquide  33,687 6,146
Airbus  35,006 5,297
Alstom (1) 22,313 437
Amundi  3,400 248
ArcelorMittal  29,169 664
Arkema  3,284 296

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
AXA  104,883 3,682
BioMerieux  2,101 222
BNP Paribas  60,477 4,144
Bollore  44,908 280
Bouygues  10,761 372
Bureau Veritas  17,993 563
Capgemini  8,946 1,776
Carrefour  32,146 480
Cie de Saint-Gobain  26,270 2,254
Cie Generale des Etablissements Michelin  39,047 1,546
Covivio  2,468 127
Credit Agricole  61,176 928
Danone  37,115 2,411
Dassault Aviation  1,264 255
Dassault Systemes  38,418 1,456
Edenred  13,842 576
Eiffage  4,048 403
Engie  105,100 1,652
EssilorLuxottica  17,037 3,899
Eurazeo  2,269 179
Eurofins Scientific  7,439 440
Euronext  4,837 489
Gecina  2,554 253
Getlink  19,548 348
Hermes International  1,842 4,025
Ipsen  2,092 235
Kering  4,280 1,315
Klepierre  11,741 336
La Francaise des Jeux SAEM  5,390 209
L'Oreal  14,096 6,096
Legrand  15,189 1,641
LVMH Moet Hennessy Louis Vuitton  16,146 11,389
Orange  106,819 1,185
Pernod Ricard  11,773 1,575
Publicis Groupe  13,153 1,373
Remy Cointreau  1,159 91
Renault  10,603 514
Rexel  13,642 347
Safran  19,885 4,369
Sanofi  66,659 6,872
Sartorius Stedim Biotech  1,555 310
Schneider Electric  31,651 7,629
SEB  1,297 130

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Societe Generale  41,455 1,075
Sodexo  4,987 472
STMicroelectronics  39,305 1,300
Teleperformance  3,170 408
Thales  5,519 877
TotalEnergies  125,615 8,475
Unibail-Rodamco-Westfield  6,848 512
Veolia Environnement  39,554 1,243
Vinci  29,413 3,357
Vivendi  45,164 482
Total France (Cost $78,957) 110,306
GERMANY 8.2%
Common Stocks 7.8%
adidas  9,338 2,340
Allianz  22,836 6,432
BASF  51,480 2,397
Bayer  56,531 1,682
Bayerische Motoren Werke  18,365 1,703
Bechtle  4,497 199
Beiersdorf  5,762 836
Brenntag  7,662 545
Carl Zeiss Meditec  2,056 141
Commerzbank  60,321 983
Continental  6,192 380
Covestro (1) 10,716 631
CTS Eventim  3,308 291
Daimler Truck Holding  30,715 1,186
Delivery Hero (1) 9,759 217
Deutsche Bank  111,588 1,737
Deutsche Boerse  10,946 2,241
Deutsche Lufthansa  30,320 190
Deutsche Post  57,145 2,549
Deutsche Telekom  191,382 5,006
E.ON  129,217 1,812
Evonik Industries  13,492 273
Fresenius (1) 24,078 863
Fresenius Medical Care  11,629 449
GEA Group  9,182 405
Hannover Rueck  3,443 855
Heidelberg Materials  8,344 869
Henkel  5,867 455

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Infineon Technologies  75,363 2,618
Knorr-Bremse  3,956 318
LEG Immobilien  4,162 363
Mercedes-Benz Group  46,323 3,062
Merck  7,420 1,326
MTU Aero Engines  3,071 870
Muenchener Rueckversicherungs-Gesellschaft  8,066 3,973
Nemetschek  3,149 301
Puma  5,728 284
QIAGEN  12,544 558
Rational  282 247
Rheinmetall  2,501 1,362
RWE  36,311 1,355
SAP  60,880 12,871
Scout24  4,090 323
Siemens  44,529 8,153
Siemens Energy (1) 34,685 1,007
Siemens Healthineers  16,124 864
Symrise  7,581 956
Talanx  3,511 267
Volkswagen  1,541 182
Vonovia  42,098 1,291
Zalando (1) 12,237 314
80,532
Preferred Stocks 0.4%
Bayerische Motoren Werke  3,299 283
Dr. Ing. h.c. F. Porsche  6,304 475
Henkel  10,215 874
Porsche Automobil Holding  8,427 376
Sartorius  1,448 410
Volkswagen  11,853 1,323
3,741
Total Germany (Cost $64,774) 84,273
HONG KONG 1.6%
Common Stocks 1.6%
AIA Group  656,800 4,393
BOC Hong Kong Holdings  211,000 614
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings (2) 110,800 423
CK Hutchison Holdings  153,300 801

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CK Infrastructure Holdings  32,500 217
CLP Holdings  93,900 806
Galaxy Entertainment Group  121,000 509
Hang Seng Bank  43,500 533
Henderson Land Development  80,773 227
HKT Trust & HKT  194,000 235
Hong Kong & China Gas  634,277 517
Hong Kong Exchanges & Clearing  69,500 2,050
Hongkong Land Holdings (USD)  55,000 178
Jardine Matheson Holdings (USD)  8,400 296
Link  142,800 602
MTR  85,000 275
Power Assets Holdings  78,000 497
Sands China (1) 132,800 249
Sino Land (2) 201,800 209
SITC International Holdings  69,000 154
Sun Hung Kai Properties  82,500 714
Swire Pacific, Class A  22,000 190
Swire Properties  61,000 96
Techtronic Industries  78,500 1,005
WH Group  454,500 295
Wharf Holdings  64,000 176
Wharf Real Estate Investment  91,100 224
Total Hong Kong (Cost $16,642) 16,485
IRELAND 0.3%
Common Stocks 0.3%
AIB Group  106,976 614
Bank of Ireland Group  58,406 661
DCC (GBP)  5,564 383
Kerry Group, Class A  9,002 842
Kingspan Group  8,891 832
Total Ireland (Cost $2,313) 3,332
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 136
Bank Hapoalim  70,332 645
Bank Leumi Le-Israel  84,362 727
Check Point Software Technologies (USD) (1) 5,340 980
CyberArk Software (USD) (1) 2,311 593

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Elbit Systems  1,420 254
Global-e Online (USD) (1)(2) 5,077 174
ICL Group  39,238 164
Israel Discount Bank, Class A  67,701 346
Mizrahi Tefahot Bank  8,453 305
Monday.com (USD) (1) 2,013 463
Nice (1) 3,615 652
Teva Pharmaceutical Industries, ADR (USD) (1) 64,203 1,119
Total Israel (Cost $4,387) 6,558
ITALY 2.5%
Common Stocks 2.5%
Amplifon  6,389 203
Banco BPM  72,411 501
Davide Campari-Milano  34,524 311
DiaSorin  1,249 136
Enel (2) 469,564 3,352
Eni  127,470 2,039
Ferrari  7,274 2,994
FinecoBank Banca Fineco  34,644 588
Generali  58,259 1,508
Infrastrutture Wireless Italiane  17,047 190
Intesa Sanpaolo  844,346 3,429
Leonardo  22,347 532
Mediobanca Banca di Credito Finanziario  28,987 471
Moncler  13,429 801
Nexi (1) 29,939 184
Poste Italiane  26,500 359
Prysmian  15,019 1,032
Recordati Industria Chimica e Farmaceutica  5,712 311
Snam  114,298 546
Stellantis, Borsa Italiana S.P.A  127,650 2,127
Telecom Italia (1)(2) 494,125 121
Terna - Rete Elettrica Nazionale  77,884 649
UniCredit  88,978 3,655
Total Italy (Cost $19,402) 26,039
JAPAN 22.2%
Common Stocks 22.2%
Advantest  44,100 1,952
Aeon  37,400 853

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
AGC  10,800 387
Aisin  7,900 267
Ajinomoto  26,900 1,108
ANA Holdings  7,900 151
Asahi Group Holdings (2) 27,600 1,016
Asahi Kasei  70,900 511
Asics  35,200 574
Astellas Pharma  103,680 1,202
Bandai Namco Holdings  34,200 727
Bridgestone  32,900 1,341
Brother Industries  11,900 244
Canon  57,600 1,803
Capcom  18,600 397
Central Japan Railway  44,300 1,044
Chiba Bank  29,300 274
Chubu Electric Power  36,400 459
Chugai Pharmaceutical  38,600 1,685
Concordia Financial Group  59,300 374
Dai Nippon Printing  10,900 359
Daifuku  16,200 293
Dai-ichi Life Holdings  54,000 1,646
Daiichi Sankyo  106,900 4,354
Daikin Industries  15,300 2,219
Daito Trust Construction  3,400 409
Daiwa House Industry  34,000 963
Daiwa Securities Group  73,800 609
Denso  108,900 1,786
Dentsu Group  11,100 294
Disco  5,300 1,772
East Japan Railway  52,000 991
Eisai  14,000 534
ENEOS Holdings  164,420 861
FANUC  54,800 1,625
Fast Retailing  10,100 2,784
Fuji Electric  7,200 405
FUJIFILM Holdings  64,400 1,531
Fujitsu  101,200 1,838
Hamamatsu Photonics  7,700 222
Hankyu Hanshin Holdings  12,600 360
Hikari Tsushin  1,000 187
Hitachi  270,500 5,845
Hitachi Construction Machinery  5,300 132
Honda Motor  266,600 2,849

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Hoshizaki  5,500 173
Hoya  20,300 2,544
Hulic  19,700 192
Ibiden  6,100 236
Idemitsu Kosan  52,760 348
Inpex  55,500 857
Isuzu Motors  32,900 445
ITOCHU  68,600 3,518
Japan Airlines  7,200 117
Japan Exchange Group  27,900 655
Japan Post Bank  82,700 861
Japan Post Holdings  119,100 1,261
Japan Post Insurance  10,200 210
Japan Real Estate Investment  71 246
Japan Tobacco (2) 69,100 2,033
JFE Holdings  31,875 467
Kajima  23,400 452
Kansai Electric Power  40,000 685
Kao  26,800 1,174
Kawasaki Kisen Kaisha  22,200 341
KDDI  86,300 2,597
Keisei Electric Railway  7,300 218
Keyence  11,356 4,966
Kikkoman  38,300 479
Kintetsu Group Holdings  9,900 229
Kirin Holdings  43,000 608
Kobe Bussan  7,700 207
Koito Manufacturing  10,600 157
Komatsu  53,200 1,512
Konami Holdings  5,700 429
Kubota  57,200 822
Kyocera  73,400 924
Kyowa Kirin (2) 14,400 304
Lasertec  4,700 834
LY  146,700 367
M3  23,500 219
Makita  12,600 415
Marubeni  82,400 1,551
MatsukiyoCocokara  18,200 297
Mazda Motor  31,200 269
McDonald's Holdings Japan  4,400 182
MEIJI Holdings  12,880 325
MINEBEA MITSUMI  20,500 493

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi  199,400 4,118
Mitsubishi Chemical Holdings  72,000 425
Mitsubishi Electric  111,300 1,854
Mitsubishi Estate  64,600 1,101
Mitsubishi HC Capital  44,600 321
Mitsubishi Heavy Industries  184,300 2,209
Mitsubishi UFJ Financial Group  645,690 7,458
Mitsui  149,600 3,471
Mitsui Chemicals  9,500 275
Mitsui Fudosan  153,400 1,589
Mitsui OSK Lines  19,100 607
Mizuho Financial Group  139,210 3,182
MonotaRO  12,400 175
MS&AD Insurance Group Holdings  73,900 1,742
Murata Manufacturing  99,200 2,207
NEC  14,100 1,220
Nexon  19,400 418
NIDEC  23,944 1,053
Nintendo  60,000 3,316
Nippon Building Fund  81 313
Nippon Express Holdings  3,700 183
Nippon Paint Holdings  53,300 340
Nippon Prologis REIT  125 207
Nippon Sanso Holdings  9,700 317
Nippon Steel (2) 49,012 1,064
Nippon Telegraph & Telephone  1,719,100 1,832
Nippon Yusen KK  26,300 848
Nissan Chemical (2) 6,700 216
Nissan Motor  136,100 432
Nissin Foods Holdings  10,900 324
Nitori Holdings (2) 4,600 563
Nitto Denko  8,200 712
Nomura Holdings  172,000 1,060
Nomura Real Estate Holdings  5,600 157
Nomura Real Estate Master Fund  215 211
Nomura Research Institute  21,281 657
NTT Data Group  35,700 556
Obayashi  35,700 469
Obic (2) 4,000 610
Olympus  69,000 1,191
Omron  9,900 367
Ono Pharmaceutical  19,700 291
Oracle Corporation Japan  1,900 155

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Oriental Land  62,800 1,798
ORIX  67,400 1,630
Osaka Gas  21,200 480
Otsuka  11,600 257
Otsuka Holdings  24,000 1,223
Pan Pacific International Holdings  21,600 564
Panasonic Holdings  136,995 1,122
Rakuten Group (1) 84,400 495
Recruit Holdings  86,300 4,949
Renesas Electronics  88,800 1,529
Resona Holdings  121,200 869
Ricoh  30,300 282
Rohm  17,600 240
SBI Holdings  15,640 407
SCREEN Holdings  4,400 373
SCSK  8,100 159
Secom  11,600 741
Seiko Epson  15,900 275
Sekisui Chemical  21,200 320
Sekisui House (2) 34,000 852
Seven & i Holdings  129,956 1,556
SG Holdings  16,200 165
Shimadzu  13,200 389
Shimano  4,200 745
Shin-Etsu Chemical  104,000 4,621
Shionogi  13,700 603
Shiseido  22,100 691
Shizuoka Financial Group  23,800 238
SMC  3,200 1,557
SoftBank (2) 165,600 2,160
SoftBank Group  59,800 3,655
Sompo Holdings  51,000 1,163
Sony Group  72,900 6,475
Subaru  33,400 642
SUMCO  19,100 314
Sumitomo  59,700 1,483
Sumitomo Electric Industries  39,500 598
Sumitomo Metal Mining  13,900 424
Sumitomo Mitsui Financial Group  73,400 5,300
Sumitomo Mitsui Trust Holdings  37,424 946
Sumitomo Realty & Development  16,100 532
Suntory Beverage & Food (2) 7,700 277
Suzuki Motor  90,000 1,034

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sysmex  28,400 465
T&D Holdings  26,600 499
Taisei  9,200 391
Takeda Pharmaceutical  91,198 2,560
TDK  22,200 1,549
Terumo  77,200 1,384
TIS  11,200 240
Toho  5,700 205
Tokio Marine Holdings  108,600 4,261
Tokyo Electric Power Holdings (1) 86,300 432
Tokyo Electron  27,700 5,796
Tokyo Gas  19,900 436
Tokyu  26,900 326
TOPPAN Holdings  13,100 371
Toray Industries  76,000 395
TOTO  7,300 201
Toyota Industries  8,100 681
Toyota Motor  621,090 11,932
Toyota Tsusho  36,300 726
Trend Micro  7,300 350
Unicharm  22,300 747
West Japan Railway  24,200 476
Yakult Honsha (2) 14,200 291
Yamaha Motor  49,100 457
Yamato Holdings  14,400 175
Yaskawa Electric  13,200 459
Yokogawa Electric  12,700 321
Zensho Holdings  4,900 199
ZOZO  7,100 208
Total Japan (Cost $147,378) 226,938
NETHERLANDS 4.8%
Common Stocks 4.8%
ABN AMRO Bank, CVA  26,201 457
Adyen (1) 1,251 1,530
Aegon  85,628 554
AerCap Holdings (USD)  11,467 1,077
Akzo Nobel  9,452 585
ASM International  2,703 1,860
ASML Holding  23,344 21,737
ASR Nederland  8,947 450
BE Semiconductor Industries  4,269 550

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Coca-Cola Europacific Partners (USD)  11,799 871
DSM-Firmenich  10,670 1,362
EXOR  6,077 623
Heineken  16,567 1,470
Heineken Holding  7,364 543
IMCD  3,225 464
ING Groep (2) 191,839 3,482
JDE Peet's  6,375 140
Koninklijke Ahold Delhaize  54,787 1,765
Koninklijke KPN  233,716 921
Koninklijke Philips (1) 46,131 1,296
NN Group  15,437 775
Prosus  84,432 2,945
Randstad  6,061 295
Universal Music Group  47,091 1,122
Wolters Kluwer  14,320 2,397
Total Netherlands (Cost $28,739) 49,271
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  74,271 331
Fisher & Paykel Healthcare  33,122 639
Mercury NZ  36,089 148
Meridian Energy  71,552 277
Spark New Zealand  94,923 244
Total New Zealand (Cost $1,047) 1,639
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  17,812 431
DNB Bank  52,970 1,094
Equinor  51,753 1,370
Gjensidige Forsikring  9,918 168
Kongsberg Gruppen  4,940 497
Mowi  25,650 433
Norsk Hydro  74,886 415
Orkla  38,097 322
Salmar  3,681 212
Telenor  35,881 428

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Yara International  9,175 261
Total Norway (Cost $4,945) 5,631
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 10,665 185
Total Poland (Cost $191) 185
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP  178,877 737
EDP Renovaveis  17,572 273
Galp Energia  26,333 554
Jeronimo Martins  15,842 277
Total Portugal (Cost $1,954) 1,841
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.3%
Common Stocks 1.3%
CapitaLand Ascendas REIT  209,997 429
CapitaLand Integrated Commercial Trust  292,868 457
CapitaLand Investment  144,400 293
DBS Group Holdings  115,050 3,153
Genting Singapore  309,000 196
Grab Holdings, Class A (USD) (1) 133,614 441
Keppel  80,100 399
Oversea-Chinese Banking  195,125 2,172
Sea, ADR (USD) (1) 21,185 1,392
Sembcorp Industries  45,400 162
Singapore Airlines  83,732 437
Singapore Exchange  46,800 345
Singapore Technologies Engineering  86,400 286
Singapore Telecommunications  471,550 1,089

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
United Overseas Bank  72,620 1,761
Wilmar International  106,000 253
Total Singapore (Cost $11,190) 13,265
SPAIN 2.6%
Common Stocks 2.6%
Acciona (2) 1,224 159
ACS Actividades de Construccion y Servicios (2) 12,419 555
Aena  4,284 814
Amadeus IT Group  25,928 1,708
Banco Bilbao Vizcaya Argentaria  337,121 3,534
Banco de Sabadell  329,343 695
Banco Santander  935,308 4,512
CaixaBank  216,666 1,264
Cellnex Telecom  29,856 1,041
Endesa  17,335 336
Ferrovial  29,735 1,182
Grifols (1) 15,130 153
Iberdrola (2) 347,620 4,591
Industria de Diseno Textil  62,941 3,058
Redeia  22,831 405
Repsol  69,533 992
Telefonica (2) 280,448 1,270
Total Spain (Cost $22,587) 26,269
SWEDEN 3.0%
Common Stocks 3.0%
Alfa Laval  16,493 729
Assa Abloy, Class B  57,650 1,756
Atlas Copco, Class A  154,967 2,758
Atlas Copco, Class B  89,672 1,403
Beijer Ref (2) 21,515 342
Boliden  15,026 459
Epiroc, Class A  42,795 799
Epiroc, Class B  20,677 348
EQT (2) 20,682 670
Essity, Class B  34,821 979
Evolution  10,508 1,018
Fastighets Balder, Class B (1)(2) 35,340 261
Getinge, Class B  11,602 227
H & M Hennes & Mauritz, Class B (2) 35,629 554

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Hexagon, Class B  119,206 1,214
Holmen, Class B (2) 4,652 183
Husqvarna, Class B (2) 21,284 144
Industrivarden, Class A (2) 8,499 291
Industrivarden, Class C  8,509 288
Indutrade  15,351 451
Investment AB Latour, Class B (2) 7,710 226
Investor, Class B  99,811 2,834
L E Lundbergforetagen, Class B (2) 4,174 211
Lifco, Class B  12,760 378
Nibe Industrier, Class B (2) 85,476 376
Saab, Class B  17,572 406
Sagax, Class B (2) 11,372 281
Sandvik  61,209 1,253
Securitas, Class B (2) 27,292 294
Skandinaviska Enskilda Banken, Class A  91,070 1,401
Skanska, Class B (2) 18,629 364
SKF, Class B  19,185 357
Svenska Cellulosa, Class B (2) 34,315 466
Svenska Handelsbanken, Class A  81,080 818
Swedbank, Class A  48,578 1,033
Swedish Orphan Biovitrum (1) 10,831 282
Tele2, Class B  29,821 307
Telefonaktiebolaget LM Ericsson, Class B  167,451 1,151
Telia (2) 124,465 362
Trelleborg, Class B  12,557 467
Volvo, Class A  10,706 278
Volvo, Class B  91,443 2,334
Volvo Car, Class B (1)(2) 37,898 107
Total Sweden (Cost $22,867) 30,860
SWITZERLAND 9.5%
Common Stocks 9.5%
ABB  93,555 5,193
Adecco Group  8,759 298
Alcon  28,814 2,728
Avolta  5,000 189
Bachem Holding (2) 1,703 153
Baloise Holding  2,578 461
Banque Cantonale Vaudoise  1,494 159
Barry Callebaut  195 314
BKW  1,079 195

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Chocoladefabriken Lindt & Spruengli  67 840
Chocoladefabriken Lindt & Spruengli, Registered Shares  6 743
Cie Financiere Richemont, Class A  31,220 4,762
Clariant  10,700 159
EMS-Chemie Holding  383 320
Geberit  1,918 1,221
Givaudan  533 2,615
Helvetia Holding  2,025 302
Holcim  30,057 2,809
Julius Baer Group  11,403 624
Kuehne + Nagel International  3,104 962
Logitech International  9,390 846
Lonza Group  4,294 2,859
Nestle  155,864 15,788
Novartis  114,819 12,817
Partners Group Holding  1,307 1,759
Roche Holding  1,819 640
Roche Holding, Genusschein  41,007 13,276
Sandoz Group  23,375 1,014
Schindler Holding  2,500 669
Schindler Holding, Registered Shares  1,238 325
SGS  8,547 935
SIG Group  16,755 352
Sika  8,793 2,670
Sonova Holding  2,898 888
Straumann Holding  6,375 822
Swatch Group (2) 1,618 333
Swatch Group, Registered Shares  2,446 99
Swiss Life Holding  1,693 1,296
Swiss Prime Site  4,216 423
Swiss Re  17,367 2,141
Swisscom  1,478 905
Temenos  3,235 225
UBS Group  190,949 5,786
VAT Group  1,541 772
Zurich Insurance Group  8,486 4,665
Total Switzerland (Cost $60,639) 97,352
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 14.4%
Common Stocks 14.4%
3i Group  56,066 2,256
Admiral Group  14,720 522
Anglo American  73,249 2,221
Ashtead Group  25,194 1,818
Associated British Foods  18,839 601
AstraZeneca  90,419 14,365
Auto Trader Group  50,003 524
Aviva  156,735 1,010
BAE Systems  174,989 2,918
Barclays  873,433 2,612
Barratt Developments  54,552 369
Berkeley Group Holdings  5,807 379
BP  989,765 5,851
British American Tobacco  116,219 4,124
BT Group  366,685 665
Bunzl  19,270 807
Burberry Group  19,138 192
Centrica  297,551 507
Coca-Cola HBC  12,077 441
Compass Group  98,580 3,036
Croda International  7,437 387
Diageo  129,167 4,019
Endeavour Mining  9,416 210
Entain  34,020 250
Experian  52,972 2,499
Flutter Entertainment (1) 10,197 2,017
Glencore  598,847 3,323
GSK  240,922 4,678
Haleon  334,575 1,501
Halma  20,992 719
Hargreaves Lansdown  19,526 277
Hikma Pharmaceuticals  8,475 207
HSBC Holdings  1,108,554 10,081
Imperial Brands  47,983 1,322
Informa  78,449 877
InterContinental Hotels Group  9,450 952
Intertek Group  9,152 594
J Sainsbury  88,279 313
JD Sports Fashion  131,454 222

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Kingfisher  104,980 373
Land Securities Group  37,685 308
Legal & General Group  342,559 1,022
Lloyds Banking Group  3,665,120 2,800
London Stock Exchange Group  26,217 3,191
M&G  123,329 337
Melrose Industries  73,580 557
Mondi  25,496 498
National Grid  281,199 3,568
NatWest Group  392,702 1,863
Next  6,916 808
Pearson  35,261 478
Persimmon  17,842 364
Phoenix Group Holdings  41,621 293
Polestar Automotive Holding U.K., Class A, ADR (USD) (1) 8,121 6
Prudential  158,115 1,427
Reckitt Benckiser Group  41,144 2,213
RELX  108,950 5,142
Rentokil Initial  143,870 878
Rio Tinto  65,638 4,269
Rolls-Royce Holdings (1) 485,352 2,810
Sage Group  58,178 813
Schroders  40,885 207
Segro  72,611 855
Severn Trent  15,227 503
Shell  376,406 13,725
Smith & Nephew  48,403 698
Smiths Group  19,570 450
Spirax Group  4,173 487
SSE  62,794 1,520
Standard Chartered  129,982 1,284
Taylor Wimpey  198,192 406
Tesco  405,648 1,730
Unilever  146,704 9,016
United Utilities Group  38,627 513
Vodafone Group  1,320,697 1,236
Whitbread  10,022 376
Wise, Class A (1) 34,381 317
WPP  61,116 590
Total United Kingdom (Cost $123,067) 147,597

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.1%
Common Stocks 0.1%
Wix.com (1) 3,056 477
Total United States (Cost $642) 477
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 29,330,419 29,330
Total Short-Term Investments (Cost $29,330) 29,330
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 22,007,155 22,007
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 22,007
Total Securities Lending Collateral (Cost $22,007) 22,007
Total Investments in Securities  101.5%
(Cost $761,672) $ 1,039,409
Other Assets Less Liabilities (1.5)% (15,023)
Net Assets 100.0% $ 1,024,386
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund

T. ROWE PRICE International Equity Index Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 287 MSCI EAFE Index contracts 9/24 34,292 $ 393
Net payments (receipts) of variation margin to date 74
Variation margin receivable (payable) on open futures contracts $ 467

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 683++
Totals $ —# $ — $ 683+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 24,898  ¤  ¤ $ 51,337
Total $ 51,337^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $683 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,337.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Equity Index Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,770 $ 968,590 $ — $ 976,360
Equity Mutual Funds 7,971 — — 7,971
Preferred Stocks — 3,741 — 3,741
Short-Term Investments 29,330 — — 29,330
Securities Lending Collateral 22,007 — — 22,007
Total Securities 67,078 972,331 — 1,039,409
Futures Contracts* 393 — — 393
Total $ 67,471 $ 972,331 $ — $ 1,039,802
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F135-054Q3 07/24